S000062249 [Member] Investment Objectives and Goals - TCW METWEST Investment Grade Credit Fund	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	TCW MetWest Investment Grade Credit Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Investment Grade Credit Fund seeks to maximize long-term total return.